Loss Per Share	3 Months Ended
Mar. 31, 2022
Loss Per Share [Abstract]
LOSS PER SHARE

NOTE 13 — LOSS PER SHARE

The computation of weighted average shares outstanding and the basic and diluted loss per common share attributable to 1847 Holdings common shareholders for the three months ended March 31, 2022 consisted of the following:

Basic and Diluted Loss Per Share	March 31, 2022
Net loss per common share attributable to 1847 Holdings common shareholders’	$(1,008,245)
Weighted average common shares outstanding	4,915,655
Basic and diluted loss per share	$(0.21)

For the three months ended March 31, 2022, there were 20,871,528 potential common share equivalents from warrants, convertible debt, and series A and B convertible preferred shares were excluded from the diluted EPS calculations as their effect is anti-dilutive.

For the three months ended March 31, 2021, there were 4,450,460 potential common share equivalents from warrants, convertible debt, and series A convertible preferred shares were excluded from the diluted EPS calculations as their effect is anti-dilutive.